787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 2, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	SunAmerica Senior Floating Rate Fund, Inc.

Post-Effective Amendment No. 18 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement on Form N-1A

(File No. 333-32798 and File No. 811-8727)

Ladies and Gentlemen:

On behalf of SunAmerica Senior Floating Rate Fund, Inc. (the “Registrant”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”), and under the Investment Company Act of 1940, as amended, Amendment No. 19 to the Registration Statement (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act in order to register Class W shares of the Registrant.

The only changes made in the Amendment to the Registrant’s current prospectus and Statement of Additional Information are to add disclosure regarding Class W shares to the fee table and expense example and to add disclosure about the characteristics of Class W shares, including the eligibility considerations for the class. The disclosure other than that regarding Class W shares in the Amendment is substantially identical to the disclosure that was reviewed by the Staff in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement, which was filed on February 24, 2010 and became effective on April 30, 2010. The disclosure regarding Class W shares in the Amendment is substantially identical to the disclosure regarding that class in Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of SunAmerica Equity Funds, which was filed on November 26, 2014 and became effective on January 28, 2015. Accordingly, on behalf of the Registrant, we hereby request selective review of the Amendment.

It is proposed that the Amendment will become effective on the sixtieth day after the filing pursuant to Rule 485(a)(1) under the 1933 Act.

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Should members of the Staff have any questions or comments concerning the Amendment, they should call the undersigned at (212) 728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Thomas Peeney, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP